SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Fair value (Details) ¥ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Fair value
Equity securities with readily determinable fair value	¥ 2,589,000	¥ 3,903,000		$ 406
Retirement benefit obligation	144,000	179,000		23
Property and equipment - Total Loss for the Year	157,000	180,000	¥ 3,000
Operating lease right-of-use assets	29,942,000	28,980,000		4,698
Goodwill	5,132,000	4,988,000	2,657,000	$ 805
Intangible assets carrying value	2,801	0	0
Impairment charge of intangible assets	245,000	0	0
Goodwill, Impairment Loss	0	437,000	0
Property and equipment, impairment loss	24,000	41,000
Long-term investment, impairment loss	63,000	92,000	10,000
Operating lease right-of-use assets, impairment loss	48,000	139,000
Long-lived asset impairment loss	157,000	180,000	3,000
Operating lease, impairment loss	48,000	139,000	0
Leased hotels
Fair value
Property and equipment - Total Loss for the Year	24,000		3,000
Property and equipment, impairment loss		41,000
Long-lived asset impairment loss	24,000		3,000
Convertible senior notes
Fair value
Long-term bank borrowings, current portion	3,029,000
Carrying amounts of convertible senior notes	6,186,000	6,318,000	3,290,000
Fair value of convertible senior notes	6,681,000	7,747,000	¥ 3,711,000
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair value
Equity securities with readily determinable fair value	2,589,000	3,903,000
Retirement benefit obligation	5,000	6,000
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value
Available-for-sale debt securities	220,000	220,000
Non-recurring basis
Fair value
Property and equipment	33,000	2,000
Intangible assets	2,556,000
Operating lease right-of-use assets	88,000	71,000
Goodwill		2,328,000
Non-recurring basis | Significant Unobservable Inputs (Level 3)
Fair value
Property and equipment	33,000	2,000
Intangible assets	2,556,000
Operating lease right-of-use assets	¥ 88,000	71,000
Goodwill		¥ 2,328,000
Revenue growth rate | Minimum
Fair value
Measurement input	(15)	(15)	(15)	(15)
Revenue growth rate | Maximum
Fair value
Measurement input	4	4	4	4
Discount rate | Minimum
Fair value
Measurement input	8.64	8.64	8.64	8.64
Discount rate | Maximum
Fair value
Measurement input	20	20	20	20
Fair value | Recurring basis
Fair value
Equity securities with readily determinable fair value	¥ 2,589,000	¥ 3,903,000
Available-for-sale debt securities	220,000	220,000
Retirement benefit obligation	5,000	6,000
Carrying value | Non-recurring basis
Fair value
Long-term investments	63,000	92,000	¥ 10,000
Operating lease right-of-use assets	136,000	210,000	0
Goodwill	0	2,768,000	0
Carrying value | Non-recurring basis | Leased hotels
Fair value
Property and equipment	¥ 57,000	¥ 43,000	¥ 3,000